Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel joint_venture	Dec. 31, 2018 USD ($) hotel joint_venture	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2007 USD ($)
Real Estate Properties [Line Items]
Impairment Charges	$ 27,600,000		$ 55,218,000
Number of hotel properties stated at historical cost | hotel					4
Impairment of investments in hotel properties	27,605,000	$ 6,533,000	55,218,000	$ 6,533,000	$ 33,628,000	$ 23,391,000	$ 10,153,000
Impairment of investments in unconsolidated entities					$ 0	0	0
Unfavorable management contract liabilities									$ 23,400,000
Ownership percentage of operating partnership					15.00%
Advertising expense					$ 10,400,000	8,500,000	$ 7,500,000
Below market lease					797,000	9,824,000
Intangible liabilities, net					2,337,000	$ 15,483,000
Operating lease liabilities	45,603,000		45,603,000		53,270,000
Operating lease right-of-use assets	$ 45,368,000		$ 45,368,000		$ 49,995,000
Impact due to adoption of ASU 2016-02
Real Estate Properties [Line Items]
Below market lease								$ 9,000,000.0
Intangible liabilities, net								13,000,000.0
Operating lease liabilities								43,300,000
Operating lease right-of-use assets								38,800,000
Deferred rent reclassified								$ 485,000
Two Interstate Hotels
Real Estate Properties [Line Items]
Ownership percentage of operating partnership					15.00%	15.00%
Number of hotel properties held by joint ventures | hotel					2	2
Number of joint venture | joint_venture					1	1
Notes Receivable
Real Estate Properties [Line Items]
Impairment of investments in hotel properties					$ 0
OpenKey
Real Estate Properties [Line Items]
Ownership percentage	17.10%		17.10%		17.00%	16.30%
Minimum
Real Estate Properties [Line Items]
Restricted cash as percentage of property revenue	4.00%		4.00%		4.00%
Minimum | Building and Building Improvements
Real Estate Properties [Line Items]
Estimated useful life					7 years 6 months
Minimum | Furnitures and Fixtures
Real Estate Properties [Line Items]
Estimated useful life					1 year 6 months
Maximum
Real Estate Properties [Line Items]
Restricted cash as percentage of property revenue	6.00%		6.00%		6.00%
Maximum | Building and Building Improvements
Real Estate Properties [Line Items]
Estimated useful life					39 years
Maximum | Furnitures and Fixtures
Real Estate Properties [Line Items]
Estimated useful life					5 years